PERFORMANCE COUNTS

[GRAPHIC:  Full-length photo of Art Bonnel (left side of flyer)]

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                               54.08% - ONE YEAR
                      AVERAGE ANNUAL RETURNS AS OF 4/26/96
                      -------------------------------------
                                     44.31%
                            SINCE INCEPTION 10/17/94
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Portfolio  Manager Art Bonnel seeks out tomorrow's stock market winners,  today.
To learn more about his fund's investment strategy...

Please call (800) 873-3639 to speak to a Financial Advisor Service Team representative.

                             The Bonnel Growth Fund
                A Member of the United Services Family of Funds.

[GRAPHIC:  United Services Funds Logo]

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Past  performance  does not guarantee  future  results.  Investment  returns and principal  value  will  fluctuate.  You may have a gain or a loss  when you sell
shares.   For  more   information,   including   charges  and   expenses,   call
1-800-4-BONNEL. Please read the prospectus carefully before investing.